Leases - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities included in other long-term liabilities	$ 9,949		$ 848
Lease liabilities	18,884	$ 13,400	1,349
Other Current Liabilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities included in other current liabilities	8,935		501
Other Long Term Liabilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities included in other long-term liabilities	$ 9,949		$ 848